additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net change in non-cash operating working capital
Accounts receivable	$ (231)	$ (329)
Inventories	30	(61)
Contract assets	298	123
Prepaid expenses	79
Accounts payable and accrued liabilities	189	73
Income and other taxes receivable and payable, net	(49)	(287)
Advance billings and customer deposits	54	(10)
Provisions	(100)	159
Total	(270)	332
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,672)	(2,772)
Intangible assets subject to amortization	(640)	(660)
Total	(3,312)	(3,432)
Additions arising from leases	(530)	(509)
Additions arising from non-monetary transactions	7	17
Capital expenditures	(2,775)	(2,906)
Effect of asset retirement obligations	(157)	(153)
Total	(2,932)	(3,059)
Change in associated non-cash investing working capital	(50)	(31)
Non-cash change in asset retirement obligation	160	138
Total	(110)	(107)
Total	$ (2,822)	$ (2,952)